Interests in associates, joint ventures and other investments - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Kantar US
Disclosure of principal associates and joint ventures [line items]
Cumulative share of unrecognised losses	£ 57	£ 30	£ 30
ROW Chain
Disclosure of principal associates and joint ventures [line items]
Cumulative share of unrecognised losses	£ 196	£ 138	£ 34